STOCK-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION PLANS	STOCK-BASED COMPENSATION PLANS
The 2016 Stock Incentive Plan of Honeywell International Inc. and its Affiliates (2016 Plan) and 2016 Stock Plan for Non-Employee Directors of Honeywell International Inc. (2016 Directors Plan) were both approved by the shareowners at the Annual Meeting of Shareowners effective on April 25, 2016. As of December 31, 2025, there were 25.3 million and 0.8 million shares of Honeywell common stock available for future grants under terms of the 2016 Plan and 2016 Directors Plan, respectively.
In connection with the spin-off of the Advanced Materials business as described in Note 2 Acquisitions, Divestitures, and Discontinued Operations, all outstanding equity awards were equitably converted to preserve the pre-spin-off value, as required by the 2016 Plan and the 2016 Directors Plan. For vested and unexercised stock options, as well as unvested stock options and restricted stock unit (RSU) awards associated with Honeywell employees, the exercise price and number of shares were adjusted as applicable. The terms of the outstanding awards, including remaining vesting periods of unvested awards, remain the same after conversion. For all unvested stock options and RSU awards associated with Solstice employees, the awards were equitably converted into Solstice awards and are no longer outstanding under the Company’s plans. The adjustments did not result in additional compensation expense.
The information disclosed in this note includes the results of both continuing and discontinued operations in the aggregate.
STOCK OPTIONS
The exercise price, term, and other conditions applicable to each option granted under the Company's stock plans are generally determined by the Management Development and Compensation Committee of the Board. The exercise price of stock options is set on the grant date and may not be less than the fair market value per share of the Company's stock on that date. The fair value is recognized as an expense over the employee’s requisite service period (generally the vesting period of the award). Options generally vest over a four-year period and expire after 10 years.
The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. Expected volatility is based on implied volatilities from traded options on our common stock and historical volatility of the Company's common stock. The Company used a Monte Carlo simulation model to derive an expected term which represents an estimate of the time options are expected to remain outstanding. Such model uses historical data to estimate option exercise activity and post-vest termination behavior. The risk-free rate for periods within the contractual life of the option is based on the U.S. treasury yield curve in effect at the time of grant.
The following table summarizes the impact to the Consolidated Statement of Operations from stock options:

	Years Ended December 31,
	2025	2024	2023
Compensation expense	$50	$52	$48
Future income tax benefit recognized	10	12	11
The following table sets forth fair value per share information, including related weighted average assumptions, used to determine compensation cost:

	Years Ended December 31,
	2025	2024	2023
Weighted average fair value per share of options granted during the year[1]	$43.69	$37.88	$38.84
Assumptions
Expected annual dividend yield	2.55%	2.60%	2.50%
Expected volatility	23.21%	21.45%	22.42%
Risk-free rate of return	4.03%	4.08%	3.94%
Expected option term (years)	4.92	4.87	4.86

1	Estimated on date of grant using Black-Scholes option-pricing model.
The following table summarizes information about stock option activity for the three years ended December 31, 2025:

	Number of Options (in millions)	Weighted Average Exercise Price
Outstanding at December 31, 2022	14.1	$147.14
Granted	1.6	195.27
Exercised	(1.7)	123.12
Lapsed or canceled	(0.6)	192.22
Outstanding at December 31, 2023	13.4	153.86
Granted	1.6	198.20
Exercised	(4.2)	125.30
Lapsed or canceled	(0.4)	195.71
Outstanding at December 31, 2024	10.4	170.29
Awards transferred to Solstice at spin-off	(0.2)	147.23
Adjustment to awards related to spin-off of Solstice	0.6	N/A
Granted	1.6	212.23
Exercised	(1.8)	130.42
Lapsed or canceled	(0.4)	178.87
Outstanding at December 31, 2025	10.2	$172.62
Vested and expected to vest at December 31, 2025[1]	9.4	$172.06
Exercisable at December 31, 2025	6.9	$163.04

1
Represents the sum of vested options of 6.9 million and expected to vest options of 2.5 million. Expected to vest options are derived by applying the pre-vesting forfeiture rate assumption to total outstanding unvested options of 3.3 million.

The following table summarizes information about stock options outstanding and exercisable as of December 31, 2025:

Range of Exercise Prices	Options Outstanding				Options Exercisable
	Number Outstanding (in millions)	Weighted Average Life[1]	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value	Number Exercisable (in millions)	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
$93.56–$99.99	0.1	0.15	$93.56	$10	0.1	$93.56	$10
$100.00–$134.99	1.0	1.38	114.42	85	1.1	114.42	85
$135.00–$189.99	6.3	5.29	172.50	142	4.5	167.49	136
$190.00–$224.38	2.8	7.23	197.87	3	1.2	194.00	3
	10.2	5.36	$172.62	$240	6.9	$163.04	$234

1	Average remaining contractual life in years.
There were 6.9 million and 9.6 million options exercisable at weighted average exercise prices of $157.58 and $138.24 as of December 31, 2024, and 2023, respectively.
The following table summarizes the financial statement impact from stock options exercised:

	Years Ended December 31,
	2025	2024	2023
Intrinsic value[1]	$143	$357	$122
Tax benefit realized	33	76	27

1	Represents the amount by which the stock price exceeded the exercise price of the options on the date of exercise.
At December 31, 2025, there was $96 million of total unrecognized compensation cost related to non-vested stock option awards which is expected to be recognized over a weighted average period of 2.42 years. The total fair value of options vested for the years ended December 31, 2025, 2024, and 2023, was $48 million, $49 million, and $48 million, respectively.
RESTRICTED STOCK UNITS
RSU awards entitle the holder to receive one share of common stock for each unit when the units vest. RSUs are issued to certain key employees and directors as compensation at fair market value at the date of grant. RSUs generally become fully vested over periods ranging from three to six years and are payable in Honeywell common stock upon vesting. Certain RSU awards are performance-based and awarded to eligible employees which entitle the grantee to receive shares of common stock if specified Company performance goals are achieved during the performance period and if the grantee remains employed through the vesting period.
The following table summarizes information about RSU activity for the three years ended December 31, 2025:

	Number of Restricted Stock Units (in millions)	Weighted Average Grant Date Fair Value Per Share
Non-vested at December 31, 2022	2.7	$181.10
Granted	1.1	194.81
Vested	(0.9)	171.92
Forfeited	(0.3)	187.13
Non-vested at December 31, 2023	2.6	189.18
Granted	1.0	200.44
Vested	(0.8)	185.70
Forfeited	(0.3)	191.68
Non-vested at December 31, 2024	2.5	194.85
Awards transferred to Solstice at spin-off	(0.1)	204.06
Adjustment to awards related to spin-off of Solstice	0.1	N/A
Granted	1.3	206.97
Vested	(0.8)	191.73
Forfeited	(0.3)	198.18
Non-vested at December 31, 2025	2.7	$191.35
As of December 31, 2025, there was approximately $264 million of total unrecognized compensation cost related to non-vested RSUs granted under the Company's stock plans which is expected to be recognized over a weighted average period of 1.77 years.
The following table summarizes the impact to the Consolidated Statement of Operations from RSUs:

	Years Ended December 31,
	2025	2024	2023
Compensation expense	$156	$142	$154
Future income tax benefit recognized	28	30	32